Goodwill and Intangible Assets - Intangible Assets by Major Asset Class (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)	10 years	11 years
Gross Carrying Amount		$ 1,372,284	$ 1,473,400
Accumulated Amortization		(806,787)	(809,724)
Goodwill		2,350,763	2,364,031	$ 2,140,503
Intangible assets		2,412,702	2,426,549
In-process research and development
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		$ 61,939	62,518
Patent and license rights
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)		11 years 4 months 28 days
Gross Carrying Amount		$ 297,986	298,395
Accumulated Amortization		$ (202,569)	(197,038)
Developed technology
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)		10 years 8 months 12 days
Gross Carrying Amount		$ 810,420	860,129
Accumulated Amortization		$ (400,021)	(378,705)
Customer base, trademarks, and non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life (in years)		12 years 4 months 9 days
Gross Carrying Amount		$ 263,878	314,876
Accumulated Amortization		$ (204,197)	$ (233,981)